(Institutional) | (PIMCO Inflation Response Multi-Asset Fund)

PIMCO Funds

Supplement Dated May 23, 2013 to the
Strategic Markets Institutional Class, Class P, Administrative Class and Class D Prospectus,
dated July 31, 2012, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Inflation Response Multi-Asset Fund (the "Fund")

The following changes are effective immediately.

The first sentence of the fifth paragraph of the "Principal Investment Strategies" section in the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 25% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of Real Estate Investment Trusts ("REITs") and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds).

The fourth sentence of the fifth paragraph of the "Principal Investment Strategies" section in the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments.